Senior Notes and Unsecured Revolving Credit Facility - Additional Disclosures (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2017	Dec. 19, 2016 USD ($)	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Unamortized Discount	$ 2,600,000
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	5,700,000
Unsecured revolving credit facility	0	$ 118,000,000	$ 74,924,000
Long-term Debt	$ 241,738,000	118,000,000	83,082,000
Remaining borrowing capacity		142,000,000
Interest rate	7.25%				7.25%
Gain (Loss) on Extinguishment of Debt		$ 250,000	0	$ 0
Notes Payable with Land Sellers [Member] | 2012 Notes Payable to Land Seller [Member]
Debt Instrument [Line Items]
Interest rate		7.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 260,000,000	$ 260,000,000	200,000,000					$ 200,000,000
Long-term Debt		$ 74,900,000
Interest rate at period end	3.73%	3.52%
Revolving Credit Facility [Member] | Minimum [Member] | Unsecured Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	2.25%	2.25%
Revolving Credit Facility [Member] | Maximum [Member] | Unsecured Facility [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	3.00%	3.00%
Notes Payable with Land Sellers [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 0	6,000,000			$ 3,750,000	$ 4,000,000
Construction Loans [Member]
Debt Instrument [Line Items]
Long-term Debt		0	$ 2,158,000
Accordion Feature Maximum Borrowing Capacity [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 350,000,000	$ 350,000,000
Sr Notes Due 2022 [Member]
Debt Instrument [Line Items]
Interest rate at period end	7.50%
Face value of note	$ 250,000,000
Percent of Debt Instrument Par Value Issued	98.96%
Consolidated Net Income [Member]
Debt Instrument [Line Items]
Basket Limitation	0.50
Net Cash Proceeds [Member]
Debt Instrument [Line Items]
Basket Limitation	1.00
Investments in Joint Ventures and Other Investments [Member]
Debt Instrument [Line Items]
Basket Limitation	0.15
General Basket [Member]
Debt Instrument [Line Items]
Basket Limitation	15,000,000